Equity - Dividend (Details) - CLP ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Approval and payment of dividends:
Dividends on ordinary shares	[1]	$ 356,311	$ 374,079	$ 342,034
Dividends per ordinary share	[2]	$ 3.53	$ 3.76	$ 3.50

[1]	This dividend per share is composed of the dividend paid to the Central Bank and common shareholders in the amounts of MCh$90,733 and MCh$265,578, respectively. On April 30, 2019, was paid the last installment of subordinated debt to the Central Bank.
[2]	Dividends per share are calculated by dividing the amount of the dividend paid during each year by the previous year's number of shares outstanding.